Consolidated Statements of Changes in Shareholders Deficit - EUR (€)	Issued capital [member]	Share premium [member]	Legal reserves [member]	Retained earnings [member]	Total
Beginning Balance, value at Dec. 31, 2021	€ 65,526	€ 626,894	€ 470,817	€ (1,240,715)	€ (77,478)
Beginning balance, shares at Dec. 31, 2021	6,552,558
IfrsStatementLineItems [Line Items]
Net loss				(3,247,566)	(3,247,566)
Legal reserve (Note 18)			464,670	(464,670)
Ending Balance, value at Dec. 31, 2022	€ 65,526	626,894	935,487	(4,952,951)	€ (3,325,044)
Ending balance, shares at Dec. 31, 2022	6,552,558				6,552,558
IfrsStatementLineItems [Line Items]
Net loss				(5,327,508)	€ (5,327,508)
Legal reserve (Note 18)			439,443	(439,443)
Ending Balance, value at Dec. 31, 2023	€ 65,526	€ 626,894	€ 1,374,930	€ (10,719,902)	€ (8,652,552)
Ending balance, shares at Dec. 31, 2023	6,552,558				6,552,558